SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
Jun. 30, 2017
Accounting Policies [Line Items]
Foreign Currency Transactions, Description	The translation has been made at the rate of 6.7774 = US$1.00, the approximate exchange rate prevailing on June 30, 2017.
Motor vehicles [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Motor vehicles [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Office Equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Office Equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the lease term or the estimated useful life
Production equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years